Segment Information	6 Months Ended
Jun. 30, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

4. SEGMENT INFORMATION

The CODM reviews financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has two reportable segments for continuing operations, including automotive after-sales service business and insurance intermediation service business. The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

	For the Six Months Ended June 30, 2023
	Automotive after-sales service	Insurance intermediation service	Others	Consolidated
Revenues from external customers	$98,813	$47,710	$12,855	$159,378
Depreciation and amortization	$(1,884)	$(1,278)	$(28)	$(3,190)
Segment income (loss) before tax	$6,332	$(938)	$(3,408)	$1,986

	For the Six Months Ended June 30, 2022
	Automotive after-sales service	Insurance intermediation service	Others	Consolidated
Revenues from external customers	$89,851	$29,346	$5,531	$124,728
Depreciation and amortization	$(1,633)	$(407)	$(37)	$(2,077)
Segment income (loss) before tax	$8,466	$(819)	$(34)	$7,613

The total assets from continuing operations by segments as of December 31, 2022 and June 30, 2023 were as follows:

	December 31,	June 30,
	2022	2023
Segment assets
Automotive after-sales service	$113,992	$136,841
Insurance intermediation service	68,123	66,893
Others	9,853	20,285
Total segment assets from continuing operations	$191,968	$224,019

As the reportable segment for financial leasing qualified for discontinued operation, it is not required to disclose the information in segment reporting required by ASC 280.